21. Fair Value (Details 2) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Carrying Amount
Financial assets: (in thousands)
Cash and cash equivalents		$ 42,654	$ 29,614
Securities held-to-maturity		48,825	49,887
Securities available-for-sale		38,451	33,715
Restricted equity securities		1,704	2,756
Loans and loans held-for-sale
Commercial & Industrial		76,394	67,972
Commercial real estate		204,260	199,136
Residential real estate - 1st lien		167,671	165,243
Residential real estate - Jr. lien		44,916	42,536
Consumer		5,223	7,084
Mortgage servicing rights	[1]	1,083	1,211
Accrued interest receivable		2,052	1,819
Financial liabilities:
Deposits, Other deposits		509,686	470,002
Deposits, Brokered deposits		50,949	34,733
Short-term borrowings			30,000
Long-term borrowings		3,550	1,550
Repurchase agreements		28,648	30,423
Capital lease obligations		382	483
Subordinated debentures		12,887	12,887
Accrued interest payable		101	73
Fair Value Level 1
Financial assets: (in thousands)
Cash and cash equivalents		42,654	29,614
Securities held-to-maturity		0	0
Securities available-for-sale		0	0
Restricted equity securities		0	0
Loans and loans held-for-sale
Commercial & Industrial		0	0
Commercial real estate		0	0
Residential real estate - 1st lien		0	0
Residential real estate - Jr. lien		0	0
Consumer		0	0
Mortgage servicing rights	[1]	0	0
Accrued interest receivable		0	0
Financial liabilities:
Deposits, Other deposits		0	0
Deposits, Brokered deposits		0	0
Short-term borrowings			0
Long-term borrowings		0	0
Repurchase agreements		0	0
Capital lease obligations		0	0
Subordinated debentures		0	0
Accrued interest payable		0	0
Fair Value Level 2
Financial assets: (in thousands)
Cash and cash equivalents		0	0
Securities held-to-maturity		48,796	51,035
Securities available-for-sale		38,451	33,715
Restricted equity securities		1,704	2,756
Loans and loans held-for-sale
Commercial & Industrial		0	48
Commercial real estate		136	601
Residential real estate - 1st lien		0	941
Residential real estate - Jr. lien		0	109
Consumer		0	0
Mortgage servicing rights	[1]	1,337	1,302
Accrued interest receivable		2,052	1,819
Financial liabilities:
Deposits, Other deposits		508,407	469,323
Deposits, Brokered deposits		50,926	34,745
Short-term borrowings			30,000
Long-term borrowings		3,191	1,376
Repurchase agreements		28,648	30,423
Capital lease obligations		382	483
Subordinated debentures		12,832	12,849
Accrued interest payable		101	73
Fair Value Level 3
Financial assets: (in thousands)
Cash and cash equivalents		0	0
Securities held-to-maturity		0	0
Securities available-for-sale		0	0
Restricted equity securities		0	0
Loans and loans held-for-sale
Commercial & Industrial		76,799	68,727
Commercial real estate		204,697	201,560
Residential real estate - 1st lien		169,205	166,858
Residential real estate - Jr. lien		45,207	42,948
Consumer		5,425	7,371
Mortgage servicing rights	[1]	0	0
Accrued interest receivable		0	0
Financial liabilities:
Deposits, Other deposits		0	0
Deposits, Brokered deposits		0	0
Short-term borrowings			0
Long-term borrowings		0	0
Repurchase agreements		0	0
Capital lease obligations		0	0
Subordinated debentures		0	0
Accrued interest payable		0	0
Fair Value
Financial assets: (in thousands)
Cash and cash equivalents		42,654	29,614
Securities held-to-maturity		48,796	51,035
Securities available-for-sale		38,451	33,715
Restricted equity securities		1,704	2,756
Loans and loans held-for-sale
Commercial & Industrial		76,799	68,775
Commercial real estate		204,833	202,161
Residential real estate - 1st lien		169,205	167,799
Residential real estate - Jr. lien		45,207	43,057
Consumer		5,425	7,371
Mortgage servicing rights	[1]	1,337	1,302
Accrued interest receivable		2,052	1,819
Financial liabilities:
Deposits, Other deposits		508,407	469,323
Deposits, Brokered deposits		50,926	34,745
Short-term borrowings			30,000
Long-term borrowings		3,191	1,376
Repurchase agreements		28,648	30,423
Capital lease obligations		382	483
Subordinated debentures		12,832	12,849
Accrued interest payable		$ 101	$ 73

[1]	Reported fair value represents all MSRs serviced by the Company at December 31, 2017, regardless of carrying amount.